FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	December 31, 2016
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$85,225	$—	$—	$85,225

Liabilities:
Contingent consideration arrangements	$—	$—	$(19,418)	$(19,418)

	December 31, 2015
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$3,649	$—	$—	$3,649
Marketable securities:
Marketable equity security	11,622	—	—	11,622
Total	$15,271	$—	$—	$15,271

Liabilities:
Contingent consideration arrangements	$—	$—	$(28,993)	$(28,993)

Schedule of Change in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	December 31,
	2016	2015
	Contingent Consideration Arrangements	Contingent Consideration Arrangements
	(In thousands)
Balance at January 1	$(28,993)	$(20,615)
Total net gains:
Fair value adjustments	9,198	11,056
Foreign currency exchange gains	—	626
Included in other comprehensive (loss) income	(1,571)	1,872
Fair value at date of acquisition	(185)	(27,442)
Settlements	—	5,510
Other	2,133	—
Balance at December 31	$(19,418)	$(28,993)

Carrying Value and Fair Value of Financial Instruments
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes.

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Current maturities of long-term debt	$—	$—	$(40,000)	$(39,850)
Long-term debt, net of current maturities	(1,176,493)	(1,244,641)	(1,176,871)	(1,204,548)